CONDENSED CONSOLIDATED BALANCE SHEETS PARENTHETICALS (USD $)	Feb. 28, 2014	Nov. 30, 2013	Nov. 30, 2012
Common Stock, par or stated value	$ 0.0001	$ 0.0001	$ 0.0001
Common Stock, shares authorized	1,750,000,000	1,750,000,000	1,750,000,000
Common Stock, shares issued	53,147,276	51,144,621	49,117,903
Common Stock, shares outstanding	53,147,276	51,144,621	49,117,903